Loans - Summary of Short-term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Credit loans	$ 115,466	$ 3,422,400	$ 2,741,250
Short-term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Credit loans		$ 3,422,400	$ 2,741,250
Bottom of range [member] | Short-term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates	1.6764%	1.6764%	1.325%
Top of range [member] | Short-term Loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates	2.5112%	2.5112%	1.644%